Teachers Insurance and Annuity Association of America College Retirement Equities Fund 8500 Andrew Carnegie Boulevard Charlotte, NC 28075	Michael G. Phillips Associate General Counsel Asset Management Law (212) 916-4232 (tele) mphillips@tiaa-cref.org

September 23, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	TIAA-CREF Funds Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A (File Nos. 333-76651 and 811-09301)

To Whom It May Concern:

          On behalf of the TIAA-CREF Funds (the “Funds”), we are attaching for filing Post-Effective Amendment No. 47 to the above-captioned registration statement on Form 1-A (“Amendment No. 47), including exhibits.

          Amendment No. 47 is being filed pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933 (“1933 Act”), and it is proposed to become effective on December 9, 2011. Amendment No. 47 is being made for the purpose of (i) adding five new series, the Lifestyle Income Fund, the Lifestyle Conservative Fund, the Lifestyle Moderate Fund, the Lifestyle Growth Fund, and the Lifestyle Aggressive Growth Fund (the “Lifestyle Funds”), and (ii) making such other non-material changes as the “Trust” deems appropriate.

          On behalf of the Trust, we hereby undertake to make an additional filing to the Trust’s Registration Statement pursuant to paragraph (b) of Rule 485 under the 1933 Act on or about December 9, 2011 in order to add any non-material disclosure that may be required in order to complete the Registration Statement.

          If you have any questions regarding this filing, please do not hesitate to call me at 212-916-4232.

Sincerely,

/s/ Michael G. Phillips

Michael G. Phillips